Share-based payments - Changes in Stock options (Details) - $ / shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Options
Options, outstanding beginning balance (in shares)	1,853	22,512		22,512	52,408	52,408
Options, granted (in shares)	0		0	0	0	0	0
Options exercised	(16)	(20,659)				(17,037)
Options, outstanding ending balance (in shares)	1,837	1,853		1,837		22,512	52,408
Weighted Average Exercise Price
Options, outstanding, beginning balance, weighted average exercise price (in dollars per share)	$ 0.63	$ 0.51		$ 0.51	$ 0.50	$ 0.50
Options, granted, weighted average exercise price (in dollars per share)						0
Options, exercised, weighted average exercise price (in dollars per share)	0.46	0.50				0.47
Options, outstanding, ending balance, weighted average exercise price (in dollars per share)	$ 0.63	$ 0.63		$ 0.63		$ 0.51	$ 0.50
ElectraMeccanica Vehicles Corp
Options
Options, outstanding beginning balance (in shares)		12,445,156		12,445,156	14,721,998	14,721,998	11,974,300
Options, granted (in shares)						1,308,810	7,346,185
Options exercised						(19,927)	(1,623,864)
Options forfeited/expired/cancelled						(3,565,725)	(2,974,623)
Options, outstanding ending balance (in shares)						12,445,156	14,721,998
Weighted Average Exercise Price
Options, outstanding, beginning balance, weighted average exercise price (in dollars per share)		$ 1.99		$ 1.99	$ 2.27	$ 2.27	$ 2.73
Options, granted, weighted average exercise price (in dollars per share)						0.63	1.39
Options, exercised, weighted average exercise price (in dollars per share)						0.57	0.39
Options forfeited/expired/cancelled						2.64	2.97
Options, outstanding, ending balance, weighted average exercise price (in dollars per share)						$ 1.99	$ 2.27